Operating leases	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for the three and nine months ended September 30, 2023 and September 30, 2022 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	(in thousands)		(in thousands)
Operating lease costs	11,850	12,164	$37,539	$40,976
Income from sub-leases	(284)	(268)	(845)	(898)
Net operating lease costs	11,566	11,896	$36,694	$40,078

Of the total cost of $36.7 million incurred in the nine months ended September 30, 2023 (September 30, 2022: $40.1 million), $28.1 million (September 30, 2022: $38.1 million) is recorded within selling, general and administration costs and $8.6 million (September 30, 2022: $2.0 million) is recorded within direct costs.

During the nine months ended September 30, 2023 and September 30, 2022, costs incurred by the Group related to variable lease payments was de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended September 30, 2023, totaled $2.1 million (September 30, 2022: $1.7 million). Right-of-use assets obtained, in exchange for lease obligations during the nine months ended September 30, 2023, totaled $24.6 million (September 30, 2022: $37.6 million).

The weighted average remaining lease term and weighted-average discount rate at September 30, 2023 were 6.75 years and 3.15%, respectively.

Future minimum lease payments under non-cancelable leases as of September 30, 2023 were as follows:

Minimum rental payments
(in thousands)	September 30, 2023
Year 1	$38,084
Year 2	31,545
Year 3	26,709
Year 4	21,934
Year 5	15,039
Thereafter	35,884
Total future minimum lease payments	169,195
Lease imputed interest	(13,883)
Total	$155,312
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $33.9 million have been included in other liabilities as at September 30, 2023 (September 30, 2022: $42.2 million).